S000065632 [Member] Expense Example - DoubleLine Emerging Markets Local Currency Bond Fund	Mar. 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	677
Expense Example, with Redemption, 10 Years	1,503
Class I2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,254
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	$ 1,037